Environmental Trust Funds - Schedule of Environmental Trust Funds (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Environmental Trust Funds [abstract]
Balance at beginning of the year	$ 55.5	$ 44.5
Contributions from continuing operations	7.7	8.6
Interest earned	0.6	0.5	$ 1.0
Translation adjustment	(3.0)	1.9
Balance at end of the year	$ 60.8	$ 55.5	$ 44.5